SHORT-TERM BANK LOAN AND CREDIT (Details) $ in Thousands	Dec. 31, 2022 USD ($)
SHORT-TERM BANK LOAN AND CREDIT
Short-term bank loan and credit	$ 2,505
Sort-term bank loan
SHORT-TERM BANK LOAN AND CREDIT
Short-term bank loan and credit	2,500
Other
SHORT-TERM BANK LOAN AND CREDIT
Short-term bank loan and credit	$ 5